INTANGIBLE ASSETS	12 Months Ended
Sep. 30, 2018
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS
6.	INTANGIBLE ASSETS

NTD Technology

Cost
Balance, September 30, 2016, 2017, and 2018	$361,284

Accumulated Amortization
Balance, September 30, 2016	$105,661
Amortization expense	18,297

Balance, September 30, 2017	$123,958
Amortization expense	18,298

Balance, September 30, 2018	$142,256

Net Book Value
Balance, September 30, 2017	$237,326
Balance, September 30, 2018	$219,028

Amortization expense has been recorded in “general and administrative expenses” in the statement of loss and comprehensive loss (Note 18).

The NTD Technology is held under a License Agreement signed in fiscal 2010. As consideration for the License Agreement, the Company issued common shares of the Company. The License Agreement contains an annual royalty as a percentage of annual net revenue and a percentage of any annual sublicensing revenue earned with respect to the NTD Technology. The License Agreement stipulates annual minimum advance royalty payments of C$85,000. In addition, there are certain milestone payments for the first compound, to be paid in stages as to C$50,000 at the start of a Phase II clinical trial, C$900,000 at the start of a Phase III clinical trial, C$1,450,000 at application for marketing approval, and with further milestone payments on the second and additional compounds.